As filed with the Securities and Exchange Commission on July 24, 2001

                                 Securities Act File No. 333-57610
                                 Investment Company Act File No. 811-4264
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                        ------------------------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        ------------------------------

       [  ] Pre-Effective Amendment No. [X] Post-Effective Amendment No. 1

                       (Check appropriate box or boxes)

                        ------------------------------

                 MERRILL LYNCH CALIFORNIA MUNICIPAL BOND FUND
              OF MERRILL LYNCH CALIFORNIA MUNICIPAL SERIES TRUST
            (Exact Name Of Registrant As Specified In Its Charter)
                        ------------------------------
                                (609) 282-2800
                       (Area Code And Telephone Number)

                        ------------------------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address Of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)

                        ------------------------------

                                Terry K. Glenn
                Merrill Lynch California Municipal Series Trust
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name And Address Of Agent For Service)

                        ------------------------------

                                  Copies to:

    LAURIN BLUMENTHAL KLEIMAN, ESQ.             MICHAEL J. HENNEWINKEL, ESQ.
  SIDLEY AUSTIN BROWN & WOOD LLP              FUND ASSET MANAGEMENT, L.P.
         One World Trade Center                    800 Scudders Mill Road
        New York, NY 10048-0557                     Plainsboro, NJ 08536

                          --------------------------

     Title of Securities Being Registered: Shares of Beneficial Interest, par value $.10 per share.

     No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

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

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-57610) (the "Registration Statement") consists of the following:

(1)      Facing Sheet of this Registration Statement.

(2)      Part C of this Registration Statement (including signature page).

         Parts A and B are incorporated herein by reference from the Registration Statement filed on March 26, 2001 and Pre-Effective Amendment No. 1 to this Registration Statement filed on March 27, 2001.

         This Post-Effective Amendment No. 1 is being filed solely to file as Exhibit No. 12 to this Registration Statement the Tax Opinion of Sidley Austin Brown & Wood LLP, tax counsel for the Registrant.

                                    PART C

                               OTHER INFORMATION

Item 15.   Indemnification

         Section 5.3 of the Registrant's Declaration of Trust provides as follows:

         "The Trust shall indemnify each of its Trustees, officers, employees and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right in indemnity or reimbursement granted herein or in Section
5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this
Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

         Insofar as the conditional advancing of indemnification moneys for actions based upon the Investment Company Act of 1940, as amended, may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the receipt to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts that the recipient of the advance ultimately will be found entitled to indemnification.

         In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

         Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.  Exhibits

Exhibit
Number
------
  1(a)   --   Declaration of Trust of the Registrant, dated March 20, 1985.(a)
   (b)   --   Amendment to Declaration of Trust, dated July 25, 1985.(a)
   (c)   --   Amendment to Declaration of Trust, dated December 21, 1987.(a)
   (d)   --   Amendment to Declaration of Trust, dated October 3, 1988.(a)
   (e)   --   Instrument establishing Merrill Lynch California Municipal Bond
              Fund (the "Fund") as a series of the Registrant.(a)
   (f)   --   Instrument establishing Class A and Class B shares of beneficial interest of the Fund.(a)
   (g)   --   Amendment to Instrument establishing the Fund as a series of
              Registrant.(a)
   (h)   --   Amendment to Declaration of Trust, dated October 17, 1994 and instrument establishing Class C and Class D shares of beneficial interest.(a)
   2     --   By-Laws of the Registrant.(a)
   3     --   Not applicable.
   4     --   Form of Agreement and Plan of Reorganization between the
              Registrant and Merrill Lynch Multi-State Limited Maturity
              Municipal Series Trust.(b)
   5     --   Portions of the Declaration of Trust, Certificate of Establishment
              and Designation and By-Laws of the Registrant defining the rights of holders of the Fund as a series of the Registrant.(c)
   6(a)  --   Form of Management Agreement between Registrant and Fund Asset
              Management, L.P. (the "Manager").(a)
    (b)  --   Supplement to Management Agreement between Registrant and Fund
              Asset Management, L.P.(d)

   7     --   Form of Unified Distribution Agreement between the Registrant and
              FAM Distributors, Inc. (the "Distributor").(e)
  (8)    --   None.
   9(a)  --   Custody Agreement between the Registrant and The Bank of New
              York.(a)
    (b)  --   Transfer Agency, Dividend Disbursing Agency and Shareholder
              Servicing Agency Agreement between the Registrant and Merrill
              Lynch Financial Data Services, Inc. (now Financial Data Services,
              Inc.)(a)
    (c)  --   Credit Agreement between the Registrant and a syndicate of banks.
              (f)
  10(a)  --   Amended and Restated Form of Class B Distribution Plan of the
              Registrant.(e)
    (b)  --   Amended and Restated Form of Class C Distribution Plan of the
              Registrant.(e)
    (c)  --   Amended and Restated Form of Class D Distribution Plan of the
              Registrant.(e)
    (d)  --   Merrill Lynch Select SM Pricing System Plan purusant to Rule
              18F-3 under the Investment Company Act.(g)
  11(a)  --   Opinion of Brown & Wood LLP, counsel for the Registrant.
    (b)  --   Opinion of Bingham Dana LLP, Massachusetts counsel for the
              Registrant.
  12     --   Tax Opinion of Sidley Austin Brown & Wood LLP, tax counsel for the Registrant.
  13     --   Not applicable.
  14(a)       Consent of Deloitte & Touche LLP ("D&T"), independent auditors to the Registrant.
    (b)       Consent of D&T, independent auditors to Merrill Lynch California
              Insured Municipal Bond Fund of Merrill Lynch California Municipal
              Series Trust.
    (c)  --   Consent of D&T, independent auditors to Merrill Lynch California
              Limited Maturity Municipal Bond Fund of Merrill Lynch Multi-State
              Limited Maturity Municipal Series Trust.
  15     --   Not applicable.
  16     --   Power of Attorney (included on the signature page of this
              Registration Statement).
  17(a)  --   Prospectus dated December 27, 2000, and Statement of Additional
              Information dated December 27, 2000, of the Registrant.
    (b)  --   Annual Report to Shareholders of the Registrant, as of August 31,
              2000.
    (c)  --   Annual Report to Shareholders of Merrill Lynch California Insured
              Municipal Bond Fund, as of August 31, 2000.
    (d)  --   Annual Report to Shareholders of Merrill Lynch California Limited
              Maturity Municipal Bond Fund, as of July 31, 2000.
    (e)  --   Semi-Annual Report to Shareholders of Merrill Lynch California
              Limited Maturity Municipal Bond Fund, as of January 31, 2001.
    (f)  --   Form of Proxy cards.

--------
(a)      Filed on December 29, 1995 as an Exhibit to Post-Effective
         Amendment No. 11 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-40332) (the "Registration Statement").
(b) Included as Exhibit I to the Proxy Statement and Prospectus contained in this Registration Statement.
(c) Reference is made to Article II, Section 2.3 and Articles V, VI, VIII, IX, X and XI of the Registrant's Declaration of Trust, as amended, filed as Exhibits 1(a), 1(b), 1(c) and 1(g) with Post-Effective Amendment No. 11 to the Registration Statement; to the Certificates of Establishment and Designation establishing the Fund as a series of the Registrant and establishing Class A and Class B shares of beneficial interest of the fund, filed as Exhibits 1(d), 1(e) and 1(f), respectively, with Post-Effective Amendment No. 11 to the Registration Statement; and to Articles I, V and VI of the Registrant's By-Laws, filed as Exhibit 2 with Post-Effective Amendment No. 11 to the Registration Statement.
(d) Filed on October 21, 1994 as Exhibit to Post-Effective Amendment No. 13 to the Registration Statement.
(e) Incorporated by reference to Exhibits 5 and 13 to the Registration Statement on Form N-1A of Merrill Lynch Mid Cap Growth Fund, Inc. (File No. 333-42020), filed on July 21, 2000.
(f) Incorporated by reference to Exhibit 8(b) to the Registration Statement on Form N-1A of Master Premier Growth Trust (File No. 811-09733), filed on December 21, 1999.
(g) Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Limited Maturity Municipal Series Trust (File No. 33-50417), filed on November 22, 2000.

Item 17.  Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro, and the State of New Jersey, on the 24 th day of July 2001.

                        MERRILL LYNCH CALIFORNIA MUNICIPAL SERIES TRUST



                        By:         /s/ DONALD C. BURKE
                          ---------------------------------------------------
                                    Donald C. Burke
                            Vice President and Treasurer


         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                  Signature                                    Title                               Date
                  ---------                                    -----                               ----
               TERRY K. GLENN*                       President and Trustee
------------------------------------------          (Principal Executive Officer)
              (Terry K. Glenn)


              DONALD C. BURKE*                      Vice President and Treasurer
------------------------------------------              (Principal Financial
              (Donald C. Burke)                       and Accounting Officer)


             JAMES H. BODURTHA*                               Trustee
----------------------------------------------
             (James H. Bodurtha)


             HERBERT I. LONDON*                               Trustee
----------------------------------------------
             (Herbert I. London)


               JOSEPH L. MAY*                                 Trustee
----------------------------------------------
               (Joseph L. May)


              ANDRE F. PEROLD*                                Trustee
----------------------------------------------
              (Andre F. Perold)


            ROBERTA COOPER RAMO*                              Trustee
----------------------------------------------
            (Roberta Cooper Ramo)


*By      /s/ DONALD C. BURKE
----------------------------------------------
     (Donald C. Burke, Attorney-in-Fact)                                                       July 24, 2001


                                 EXHIBIT INDEX

  Exhibit
  Number                                        Description
  -------                                       -----------

  12 Tax Opinion of Sidley Austin Brown & Wood LLP, tax counsel to the Registrant.

                                                                July 23, 2001



Merrill Lynch California Municipal Bond Fund
of the Merrill Lynch California Municipal Series Trust
800 Scudders Mill Road
Plainsboro, New Jersey  08536

Merrill Lynch California Insured Municipal Bond Fund of the Merrill Lynch California Municipal Series Trust
800 Scudders Mill Road
Plainsboro, New Jersey 08536

Merrill Lynch California Limited Maturity Municipal Bond Fund
of the Merrill Lynch Multi-State Limited Maturity Municipal Series Trust 800 Scudders Mill Road
Plainsboro, New Jersey  08536

                  Re:   Reorganization of Merrill Lynch California
                        Municipal Bond Fund, a series of Merrill Lynch California Municipal Series Trust, Merrill Lynch California Insured Municipal Bond Fund, a series of Merrill Lynch California Municipal Series Trust, and Merrill Lynch California Limited Maturity Municipal Bond Fund, a series of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust
                        ---------------------------------------

Ladies and Gentlemen:

         You have requested our opinion as to certain Federal income tax consequences of the acquisition by Merrill Lynch California Municipal Bond Fund ("California Fund"), a series of Merrill Lynch California Municipal Series Trust ("California Trust"), of substantially all of the assets and the assumption by California Fund of substantially all of the liabilities of Merrill Lynch California Insured Municipal Bond Fund ("Insured Fund"), a series of California Trust, and Merrill Lynch California Limited Maturity Municipal Bond Fund ("Limited Maturity Fund"), a series of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust ("Limited Maturity Trust") and the simultaneous distribution of newly-issued California Fund shares to Insured Fund and Limited Maturity Fund shareholders (the "Reorganization"). After the Reorganization, Insured Fund will terminate as a series of California Trust and Limited Maturity Fund will terminate as a series of Limited Maturity Trust. The two funds will have no assets remaining, will have final Federal and state (if any) tax returns filed on their behalves and will have all of their shares cancelled under Massachusetts law.

         This opinion letter is furnished pursuant to (i) the section entitled "The Reorganization--Terms of the Agreement and Plan--Required Approvals" in the Joint Proxy Statement and Prospectus, dated April 26, 2001 and (ii) Sections 8(h) and 9(h) of the Agreement and Plan of Reorganization dated April 25, 2001, by and between California Trust, on behalf of California Fund and Insured Fund, and Limited Maturity Trust, on behalf of Limited Maturity Fund, (the "Plan") as a condition of closing. All terms used herein, unless otherwise defined, are used as defined in the Plan.

         In rendering our opinion, we have reviewed and relied upon (a) the Plan, (b) the Registration Statement on Form N-14 (File No. 333-57610), Pre-Effective Amendment No. 1 thereto and a copy of the Joint Proxy Statement and Prospectus and the Statement of Additional Information as filed under Rule 497 under the Securities Act of 1933, as amended (the "1933 Act") (collectively, the "N-14 Registration Statement") under the 1933 Act and the Investment Company Act of 1940, as amended, filed by California Fund with the Securities and Exchange Commission, and (c) certain representations concerning the Reorganization made by California Fund, Insured Fund and Limited Maturity Fund in letters dated July 23, 2001 (the "Representations").

         Based upon current law, including cases and administrative interpretations thereof and on the reviewed materials listed above, it is our opinion that:

1. The acquisition by California Fund of substantially all of the assets of Insured Fund and Limited Maturity Fund, respectively, as described in the Plan, will each constitute a reorganization within the meaning of
Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and California Fund, Insured Fund and Limited Maturity Fund will each be a "party" to a reorganization within the meaning of Section 368(b) of the Code.

2. In accordance with Section 361(a) of the Code, neither Insured Fund nor Limited Maturity Fund will recognize any gain or loss either on the transfer of substantially all of its assets to California Fund in exchange solely for voting shares of California Fund or on the distribution of the California Fund shares received to its shareholders.

3. Under Section 1032 of the Code, California Fund will recognize no gain or loss as a result of the Reorganization.

4. In accordance with Section 354(a)(1) of the Code, shareholders of Insured Fund and Limited Maturity Fund will recognize no gain or loss on the exchange of their respective shares for shares of beneficial interest of California Fund.

5. The basis of the assets of Insured Fund and Limited Maturity Fund received by California Fund will be the same as the basis of such assets to Insured Fund and Limited Maturity Fund immediately before the Reorganization under Section 362(b) of the Code.

6. Under Section 358 of the Code, the basis of the California Fund shares received by Insured Fund and Limited Maturity Fund shareholders will be the same as the basis of the respective shares exchanged pursuant to the Reorganization.

7. Under Section 1223 of the Code, the holding period of the California Fund shares of beneficial interest received in the Reorganization will include the holding period of the Insured Fund or Limited Maturity Fund shares exchanged therefor, provided that such shares were held as a capital asset on the date of the Reorganization.

8. The holding period of the assets acquired by California Fund from Insured Fund and Limited Maturity Fund will include the period during which such assets were held by Insured Fund and Limited Maturity Fund under Section 1223 of the Code.

9. Pursuant to Section 381(a) of the Code and Section 1.381(a)-1 of the Income Tax Regulations, California Fund will succeed to and take into account the items of Insured Fund and Limited Maturity Fund described in
Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder. Under Section 381(b), the tax years of Insured Fund and Limited Maturity Fund will each end on the date of the Reorganization.

10. Our opinion represents our best legal judgment as to the proper
Federal income tax treatment of the Reorganization, based on the facts contained in the Plan, the N-14 Registration Statement and the Representations. Our opinion assumes the accuracy of the facts as described in the Plan, the N-14 Registration Statement and the Representations and could be affected if any of the facts as so described are inaccurate.

11. We are furnishing this opinion letter to the addressees hereof, solely for the benefit of such addressees in connection with the Reorganization. This opinion letter is not to be used, circulated, quoted or otherwise referred to for any other purpose.

                                           Very truly yours,

                                           /s/ Sidley Austin Brown & Wood LLP